Warrants (Details 1) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Summary of warrants activities
Number of Units, Beginning balance	5,364,557
Number of Units, Granted	7,406,079	5,364,557
Number of Units, Ending Balance	12,770,636	5,364,557
Weighted Average Exercise Price, Beginning balance	$ 0.51
Weighted Average Exercise Price, Granted	$ 1.32	$ 0.51
Weighted Average Exercise Price, Ending Balance	$ 0.97	$ 0.51
Weighted Average Remaining Contractual Term (in years), Granted	3 years 9 months 4 days	6 years 9 months 4 days
Weighted Average Remaining Contractual Term (in years), Outstanding	4 years 5 months 23 days	6 years 9 months 4 days
Aggregate Intrinsic Value, Beginning balance	$ 3,261,367
Aggregate Intrinsic Value, Ending Balance	$ 6,114,768	$ 3,261,367